SUPPLEMENT dated October 25, 2004


                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                  Standish Mellon Short-Term Fixed Income Fund
                  Standish Mellon Short-Term Asset Reserve Fund

                               Dated: May 1, 2004

--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section for the Standish Mellon Fixed Income Fund only:

--------------------------------------------------------------------------------
Fund                  Fund managers           Positions during past five years*
--------------------------------------------------------------------------------

Fixed Income Fund     Catherine A. Powers     Cathy is a Senior Portfolio
                                              Manager for Active Core
                                              Strategies, responsible for high
                                              grade core and core plus fixed
                                              income strategies. Cathy is also
                                              Director of Structured Finance
                                              and coordinates strategy in the
                                              mortgage-related areas including
                                              residential and commercial
                                              mortgages and asset-backed
                                              securities.


                      Marc P. Seidner          Marc is a Portfolio Manager and
                                               the Director of Active Core
                                               Strategies, responsible for
                                               coordinating all core fixed
                                               income strategies.

--------------------------------------------------------------------------------

* Includes positions with the predecessor to Standish Mellon prior to August 1, 2001.

                        SUPPLEMENT dated October 25, 2004

                              To the PROSPECTUS of

                       Standish Mellon Crossover Bond Fund
                  Standish Mellon Opportunistic High Yield Fund
            Standish Mellon Opportunistic Emerging Markets Debt Fund

                               Dated: May 1, 2004

--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section for the Standish Mellon Opportunistic Emerging Markets Debt Fund only:

----------------------------------------------------------------------------------------------------------------------
Fund                                          Fund managers              Positions during past five years*
----------------------------------------------------------------------------------------------------------------------
Opportunistic Emerging Markets Debt Fund      John L. Peta, CFA          John is a Vice President and a Portfolio
                                                                         Manager within the Standish Mellon fixed
                                                                         income group.  He also is an emerging
                                                                         markets sector strategist.


                                              Boris Segura               Boris joined Standish Mellon in 2004 and is
                                                                         a Senior Economist in the emerging markets
                                                                         strategies group.  Prior to that he was a
                                                                         sovereign debt strategist at Wall Street
                                                                         Securities, Chief Economist for emerging
                                                                         markets at Atlantic Asset Management and
                                                                         Associate Director of Latin American
                                                                         Sovereign Ratings at Standard & Poor's.
----------------------------------------------------------------------------------------------------------------------

* Includes positions with the predecessor to Standish Mellon prior to August 1, 2001.